Stockholders' Equity - 2009 Non-Employee Director Grants (Details) - Non Employee Directors - 2009 Non-Employee Director Grants - $ / shares	Sep. 30, 2009	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	8,000
Outstanding options vesting anniversary period	1 year
Shares available for grant (in shares)		0
Option outstanding (in shares)		3,200
Weighted-average exercise price (USD per share)		$ 1.12
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options exercisable period	10 years